ADVANCE TO VENDORS, NET	12 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
ADVANCE TO VENDORS, NET

NOTE 5 – ADVANCE TO VENDORS, NET

Advance to vendors, net consisted of the following:

	As of June 30,
	2026	2025
Advance to suppliers	$1,377,624	$1,175,059
Advance to investment consultant	2,000,000	-
Less: allowance for expected credit losses	(192,074)	(393,469)
Advance to vendors, net	$3,185,550	$781,590

During the year ended June 30, 2026, the Company executed an investment service agreement with a third-party investment service provider and remitted a refundable advance of $2,000,000 to the investment service provider. The advance is intended to be use for the identification, evaluation and investment in viable target companies that align with the Company’s strategic and operational objectives. The advance was recorded as an advance to investment consultant and it will be recognized as part of the investment consideration upon completion of such investment by the Company. As of June 30, 2026, the Company had not made any investment decision and the search for viable target companies is in progress.

The advance payment does not constitute an equity investment, loan, or capital contribution to the investment service provider. The service provider has no ownership interest in, or economic rights to, the advance. The Company retains control over the use of the advance, and any unused portion is refundable in accordance with the terms of the service agreement.

Periodically, the Company evaluates associated credit and performance risks and recoverability of its advance to each vendor on an individual basis, taking into account the vendor’s financial condition and ability to fulfil its contractual obligations. As of June 30, 2026 and 2025, the allowance for expected credit losses was attributable to the Company’s advance to suppliers. The movement of the allowance for expected credit losses is as follows:

	For the Years Ended June 30,
	2026	2025	2024
Balance at beginning of the year	$393,469	$254,612	$113,202
(Recovery), net of addition	(215,394)	139,988	139,838
Foreign exchange difference	13,999	(1,131)	1,572
Balance at end of the year	$192,074	$393,469	$254,612